RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2019	Apr. 11, 2018	May 04, 2017	Aug. 12, 2016	Jun. 21, 2021	May 28, 2021	Sep. 30, 2020	Dec. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Nov. 17, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Debt Conversion, Converted Instrument, Shares Issued													699,863,854	12,777,975	699,863,854	14,000,000,000
Proceeds from Related Party Debt														$ 226,500	$ 0
Reimbursement of management fees					$ 100,000
Proceeds from Lines of Credit														198,907
Creative Medical Health [Member]
Debt Conversion, Converted Instrument, Shares Issued		9,855,290
Reimbursement of management fees								$ 45,000			$ 35,000			35,000
Expense												$ 135,000	$ 135,000
Management and consultant service											$ 35,000
Percentage of Common Stock											30.00%
Number of Trading days											20 years
Agreement Notice period											30 years
Debt Conversion, Original Debt, Amount		$ 136,003
Amounts due under the arrangement												$ 52,582		$ 52,582		$ 18,782	$ 82
Interest Payable, Current																	0
Long-term Purchase Commitment, Amount	$ 100,000						$ 40,000										50,000
Cash payment	$ 50,000						$ 300,000										$ 300,000
Issuance of shares of common stock	3,333,333						42,328,042										66,667
Dr. Amit Patel
Proceeds from Related Party Debt				$ 2,000		$ 150,000
Interest Rate Related Party Debt						5
Mr. Timothy Warbington
Proceeds from Related Party Debt				$ 2,000		$ 50,000
Interest Rate Related Party Debt						5
Creative Medical Health [Member] | February Note [Member]
Interest Payable, Current			$ 4,050
Line of Credit Facility, Initiation Date																		Feb. 02, 2016
Proceeds from Lines of Credit																		$ 50,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 50,000															$ 50,000
Line of Credit Facility, Expiration Date																		Apr. 30, 2018
Line of Credit Facility, Interest Rate During Period			0.08%
Creative Medical Health [Member] | May Note One [Member]
Interest Payable, Current									$ 4,050
Line of Credit Facility, Initiation Date									Jul. 31, 2017									May 01, 2016
Proceeds from Lines of Credit																		$ 50,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 50,000	$ 50,000								$ 50,000
Line of Credit Facility, Expiration Date									Jul. 31, 2018	Apr. 30, 2018								Jul. 31, 2018
Line of Credit Facility, Interest Rate During Period									0.08%
Creative Medical Health [Member] | May Note Two [Member]
Line of Credit Facility, Initiation Date																		May 18, 2016
Proceeds from Lines of Credit																		$ 25,000
Line of Credit Facility, Maximum Borrowing Capacity																		$ 25,000
Line of Credit Facility, Expiration Date																		May 18, 2018